Fee Income	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Fee Income

Fee income for the years ended December 31 consists of the following:

	2017	2016
Contract administration and guarantee fees	$576	$555
Fund management and other asset based fees	3,901	3,642
Commissions	907	943
Service contract fees	278	276
Other fees	180	164
Total fee income	$5,842	$5,580